Description of Plan - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, employer contribution, matching percentage	100.00%
Employee benefit plan, employer contribution, participant contribution matched, percentage	4.00%
Employee benefit plan, participant contribution, automatic, deferral rate	3.00%
Employee benefit plans vesting description	Participants are immediately vested in their own voluntary contributions and the Company’s matching contributions plus actual earnings thereon.
Minimum
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan participant contribution automatic deferral rate limit percentage	2.00%